Label	Element	Value
Vident Core U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
Vident Core U.S. Bond Strategy ETF

Vident Core U.S. Equity Fund

Vident International Equity Fund

(each a “Fund” and collectively, the “Funds”)

each a series of ETF Series Solutions

January 4, 2016

Supplement to the

Summary Prospectuses, Prospectus, and Statement of Additional Information

dated December 31, 2015

Effective January 4 and 5, 2016, the investment objectives and principal investment strategies of the Funds will be as follows:

Vident Core U.S. Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Vident Core U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vident Core U.S. Equity Fund seeks to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index (the “U.S. Equity Index”).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the U.S. Equity Index. The rules-based U.S. Equity Index measures the performance of U.S. companies based on a principled reasoning investment framework, which seeks to identify companies with a demonstrated commitment to high standards of corporate governance, financial reporting and managerial stewardship. The U.S. Equity Index selects a subset of these companies through a proprietary scoring system that takes into account each company’s adherence to high governance standards (principles), valuation relative to sector peers, earnings quality, growth and market sentiment. Companies are organized by sector and then weighted according to each company’s vulnerability during periods of market turbulence and its respective contribution to the overall sector’s risk.

The U.S. Equity Index

U.S. Equity Index construction begins by establishing an initial universe of U.S. equity securities of companies with a market capitalization greater than $500 million and meeting certain minimum liquidity requirements. The companies are organized by major market sector, and each company is assigned a score based on a variety of factors relating to governance, financial quality and management stewardship, such as asset turnover, risks associated with pending litigation, and the company’s pension liability discount rate. Companies with low relative scores within each sector are removed from the universe of eligible companies. The remaining companies comprise the U.S. Equity Index’s eligible universe.

Within the eligible universe, companies in each sector are systematically ranked across key risk factors relating to governance, valuation, growth, quality and sentiment. Such factors include a company’s price-to-book ratio, earnings yield, changes in the number of shares outstanding and price momentum. The U.S. Equity Index is comprised of the highest ranked companies in each sector, subject to a minimum of 10 companies per sector.

Overall sector weights are established based on the market capitalization of the initial universe at the time of each re-constitution of the U.S. Equity Index. The following are the major market sectors included in the U.S. Equity Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Within each sector, constituent companies are weighted based on a rules-based risk assessment methodology, which evaluates each company’s vulnerability during periods of market turbulence and its respective contribution to the overall sector’s risk level.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the U.S. Equity Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the U.S. Equity Index, but may, when the sub-adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the U.S. Equity Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the U.S. Equity Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the U.S. Equity Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. Exchange Traded Concepts, LLC, the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the U.S. Equity Index, before fees and expenses, will be 95% or better.

To the extent the U.S. Equity Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the U.S. Equity Index.

The Fund normally will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in the types of securities suggested by its name. The Fund generally may invest up to 20% of its total assets in securities not included in the U.S. Equity Index, but which the Fund believes will help it track the U.S. Equity Index. For example, the Fund may invest in securities that are not components of the U.S. Equity Index to reflect various corporate actions and other changes to the U.S. Equity Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as the Fund invests at least 80% of its assets as noted above, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, and swaps.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and Statement of Additional Information.